Property, Plant and Equipment	6 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Property, Plant and Equipment

B.2. PROPERTY, PLANT AND EQUIPMENT

B.2.1. Property, plant and equipment owned
The table below sets forth acquisitions and capitalized interest by operating segment for the first half of 2021:

(€ million)	June 30, 2021	December 31, 2020
Acquisitions	523	1,310
Pharmaceuticals	356	831
Industrial facilities	232	634
Research sites	72	152
Other	52	45
Vaccines	140	384
Consumer Healthcare	27	95
Capitalized interest	6	11
Firm orders for property, plant and equipment stood at €764 million as of June 30, 2021.

B.2.2. Property, plant and equipment leased - right-of-use assets
In December 2018, Sanofi signed two leases on real estate assets in the United States (at Cambridge, Massachusetts) for an initial lease term of 15 years. The first lease, relating to office space, began in April 2021. Consequently, Sanofi recognized a right-of-use-asset and a lease liability in its balance sheet. As of June 30, 2021, the right-of-use asset amounted to €313 million.
The second lease, relating to laboratory facilities, began on July 1, 2021. The undiscounted, non-cancellable obligation amounted to €479 million as of June 30, 2021.